Additional Information of Statement of Cash Flows - Changes in Liabilities Arising from Financial Activities (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Interest expenses	₩ 1,051,511	₩ 1,001,290	₩ 607,458
Short-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning	4,959,280	6,833,120
Changes from financing cash flows	(217,759)	(2,524,077)
The effect of changes in foreign exchange rates	991,570	650,237
Changes in fair values	0	0
Ending	5,733,091	4,959,280	6,833,120
Long-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning	21,011,099	17,472,542
Changes from financing cash flows	(1,633,370)	3,356,103
The effect of changes in foreign exchange rates	1,102,079	(139,863)
Changes in fair values	(239,120)	305,562
Loss on bond redemption	7,063
Interest expenses	16,525	16,755
Ending	20,264,276	21,011,099	17,472,542
Dividend payable [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning	3,261	4,371
Changes from financing cash flows	(844,195)	(825,495)
The effect of changes in foreign exchange rates	991
Decrease in retained earnings	758,124	720,770
Decrease in non-controlling interest	86,001	103,615
Ending	4,182	3,261	4,371
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning	924,320	823,482
Changes from financing cash flows	(195,367)	(222,829)
The effect of changes in foreign exchange rates	(3,696)	38,909
Interest expenses	48,625	41,109
Increase in lease assets	132,219	243,649
Ending	906,101	924,320	823,482
Derivatives that hedge long-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning	(129,991)	(191,497)
Changes from financing cash flows	181,397	102,707
Changes in fair values	(833,973)	(41,201)
Ending	₩ (782,567)	₩ (129,991)	₩ (191,497)